Fair Value Measurements (Tables)	9 Months Ended
Sep. 30, 2020
Fair Value Measurements
Gross Holding Losses and Fair Value of Held-to-maturity Securities

The gross holding losses and fair value of held-to-maturity securities at September 30, 2020 are as follows:

			Gross
		Amortized	Holding	Level 1
	Held-To-Maturity	Cost	Gain	Fair Value
September 30, 2020	U.S. Treasury Securities (Mature on 11/27/2020)	$414,221,183	$41,669	$414,262,851